Note 9 - Commitments and Contingencies (Details Textual)	May 15, 2017 USD ($)	Sep. 01, 2016	May 15, 2017 CAD
Leased Office in Westminster California [Member]
Lessee, Operating Lease, Term of Contract		4 years
Leased Office in Westminster California [Member] | Subsequent Event [Member]
Lessee, Operating Lease, Remaining Lease Term	3 years 90 days
Operating Leases, Future Minimum Payments Due | $	$ 326,781
Leased Research Offices and Laboratory at University of Alberta Agri-Food Discovery Place [Member] | Subsequent Event [Member]
Lessee, Operating Lease, Remaining Lease Term	1 year 30 days
Operating Leases, Future Minimum Payments Due | CAD			CAD 66,690